SUNAMERICA FOCUSED SERIES, INC.
                        Focused Multi-Cap Value Portfolio

           Supplement to the Prospectus and Statement of Additional Information dated February 28, 2005.

         On August 31, 2005, the Board of Directors of SunAmerica Focused Series, Inc. approved certain changes to the Focused Multi-Cap Value Portfolio. Effective September 19, 2005, American Century Investment Management, Inc. ("American Century") is no longer serving as an adviser for a portion of the assets of the Focused Multi-Cap Value Portfolio. Northern Trust Investments, N.A. ("Northern Trust"), pursuant to the Subadvisory Agreement with SunAmerica, has assumed subadvisory responsibilities for the portion of assets previously managed by American Century. All references to American Century with respect to the Focused Multi-Cap Value Portfolio in the Prospectus and Statement of Additional Information are no longer applicable.

         Under the heading "DESCRIPTION OF THE ADVISERS" on page 44 of the Prospectus the following paragraph should be added.

         Northern Trust Investments, N.A. ("Northern Trust"), is an indirect subsidiary of Northern Trust Corporation, a leading provider of investment management, asset and fund administration, fiduciary and banking solutions for corporations, institutions and affluent individuals worldwide. Northern Trust Corporation, a multi-bank holding company located at 50 South La Salle Street, Chicago, Ill 60603, has a growing network of offices in 17 U.S. states and has international offices in seven countries. As of June 30, 2005, Northern Trust Corporation had assets under administration of $2.7 trillion, assets under management of $589 billion and banking assets of $46.7 billion.

         References to American Century under the heading "INFORMATION ABOUT ADVISERS" on page 49 of the Prospectus are replaced with the following:

                                         NAME, TITLE AND AFFILIATION OF
PORTFOLIO                                PORTFOLIO MANAGER                     EXPERIENCE
---------                                -----------------                     ----------
Focused Multi-Cap Value Portfolio        Stephen G. Atkins, CFA            Mr. Atkins graduated from
                                         Vice President and Senior         Georgetown University with a
                                         Portfolio Manager                 Bachelor of Science in Business
                                                                           Administration. While at
                                                                           Georgetown he majored in
                                                                           finance and international
                                                                           business. In addition, he sent
                                                                           a year at the London School of
                                                                           Economics where he studied
                                                                           corporate finance and
                                                                           international accounting. He
                                                                           served as an intern at Arthur
                                                                           Anderson, LLP in Washington,
                                                                           D.C. and three summers at
                                                                           Northern Trust Value Investors.
                                                                           Prior to joining the firm
                                                                           full-time, Mr. Atkins was
                                                                           employed by Cantor Fitzgerald
                                                                           Securities in New York.

Dated:  September 16, 2005